TAXES ON INCOME (TAX BENEFIT) (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income before taxes	$ 7,657	$ 14,672	$ 10,415
Average Statutory tax rates	28.00%	27.00%
Theoretical tax	2,144	3,961
Decrease in taxes resulting from effect of ''privileged enterprise'' status	(1,120)	(3,266)
Non-deductible expenses	1,235	(641)
Change in valuation allowance and deferred taxes	(1,775)	1,951
Other	(315)	457
Income Tax Reconciliation, Other Reconciling Items	(1,975)	(1,499)
Actual tax expense	$ 169	$ 2,462	$ 1,370